Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Prepayment for purchase of land use rights	¥ 1,507,170	¥ 130,260
Long-term deposits	128,791	60,655
Prepayments for subscription of equity securities	50,000	0
Prepayments for purchase of property and equipment	20,888	37,212
Others	23,637	506
Total	¥ 1,730,486	¥ 228,633